Property, plant and equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Property, plant and equipment
Amount at beginning of the year	R 227,645	R 357,582
Additions	16,022	38,092	R 55,862
Additions, to sustain existing operations	14,801	21,148
Additions, to expand operations	1,221	16,944
Net reclassification (to)/from other assets	46	120
Reduction in rehabilitation provisions capitalised	(2,425)	(183)
Establishment of joint operation	29,563
Disposal of business	(6,607)
Finance costs capitalised	880	3,520
Projects capitalised	(470)	(543)
Reclassification from/(to) held for sale	(1,689)
Reclassification to held for sale		(73,713)
Translation of foreign operations	(21,034)	39,800
Disposals and scrapping	(457)	(1,431)
Current year depreciation charge	(14,920)	(19,579)
Net impairment of property, plant and equipment	(28,533)	(108,532)
Amount at end of the year	R 198,021	227,645	357,582
Gemini HDPE LLC
Property, plant and equipment
Proportion of equity interest disposed of	50.00%
Previously reported
Property, plant and equipment
Amount at beginning of the year		361,313
Amount at beginning of the year	R 204,470	233,549
Amount at end of the year		204,470	233,549
Revision
Property, plant and equipment
Amount at beginning of the year	(4,627)	(3,731)
Amount at end of the year		(4,627)	(3,731)
Cost
Property, plant and equipment
Amount at beginning of the year	465,723	546,518
Amount at end of the year	432,779	465,723	546,518
Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(238,078)	(188,936)
Amount at end of the year	(234,758)	(238,078)	(188,936)
Land
Property, plant and equipment
Amount at beginning of the year	5,591	4,202
Additions	18	34
Additions, to sustain existing operations	18	34
Net reclassification (to)/from other assets	(2)	(11)
Establishment of joint operation	325
Disposal of business	(1,399)
Projects capitalised	73	920
Reclassification from/(to) held for sale	98
Reclassification to held for sale		(112)
Translation of foreign operations	(775)	842
Disposals and scrapping	(2)	(268)
Net impairment of property, plant and equipment	(56)	(10)
Amount at end of the year	3,871	5,591	4,202
Land | Previously reported
Property, plant and equipment
Amount at beginning of the year		4,202
Land | Cost
Property, plant and equipment
Amount at beginning of the year	5,844	4,403
Amount at end of the year	4,145	5,844	4,403
Land | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(253)	(201)
Amount at end of the year	(274)	(253)	(201)
Buildings and improvements
Property, plant and equipment
Amount at beginning of the year	11,954	15,434
Additions	4	59
Additions, to sustain existing operations		42
Additions, to expand operations	4	17
Net reclassification (to)/from other assets	56	(295)
Reduction in rehabilitation provisions capitalised	(4)
Establishment of joint operation	1,097
Disposal of business	(632)
Projects capitalised	837	3,035
Reclassification from/(to) held for sale	349
Reclassification to held for sale		(2,350)
Translation of foreign operations	(1,457)	2,091
Disposals and scrapping	(19)	(6)
Current year depreciation charge	(537)	(720)
Net impairment of property, plant and equipment	(94)	(3,819)
Amount at end of the year	11,554	11,954	15,434
Buildings and improvements | Previously reported
Property, plant and equipment
Amount at beginning of the year		15,434
Buildings and improvements | Cost
Property, plant and equipment
Amount at beginning of the year	21,418	23,034
Amount at end of the year	20,462	21,418	23,034
Buildings and improvements | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(9,464)	(7,600)
Amount at end of the year	(8,908)	(9,464)	(7,600)
Plant, equipment and vehicles
Property, plant and equipment
Amount at beginning of the year	152,255	181,504
Additions	1,063	1,039
Additions, to sustain existing operations	948	825
Additions, to expand operations	115	214
Net reclassification (to)/from other assets	(750)	447
Reduction in rehabilitation provisions capitalised	(55)	(23)
Establishment of joint operation	28,079
Disposal of business	(4,544)
Projects capitalised	11,918	120,616
Reclassification from/(to) held for sale	(711)
Reclassification to held for sale		(61,754)
Translation of foreign operations	(18,327)	23,761
Disposals and scrapping	(184)	(484)
Current year depreciation charge	(11,080)	(15,568)
Net impairment of property, plant and equipment	(28,678)	(91,347)
Amount at end of the year	128,986	152,255	181,504
Plant, equipment and vehicles | Previously reported
Property, plant and equipment
Amount at beginning of the year		185,235
Plant, equipment and vehicles | Revision
Property, plant and equipment
Amount at beginning of the year		(3,731)
Amount at end of the year			(3,731)
Plant, equipment and vehicles | Cost
Property, plant and equipment
Amount at beginning of the year	325,837	316,548
Amount at end of the year	334,432	325,837	316,548
Plant, equipment and vehicles | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(173,582)	(135,044)
Amount at end of the year	(205,446)	(173,582)	(135,044)
Mineral assets
Property, plant and equipment
Amount at beginning of the year	30,043	28,678
Additions	43	1,230
Additions, to sustain existing operations	43	1,230
Net reclassification (to)/from other assets	20	(4)
Reduction in rehabilitation provisions capitalised	(1,401)	(160)
Disposal of business	(1)
Projects capitalised	2,654	3,378
Reclassification from/(to) held for sale	(981)
Translation of foreign operations	98	230
Disposals and scrapping	(49)	(18)
Current year depreciation charge	(3,303)	(3,291)
Net impairment of property, plant and equipment	353
Amount at end of the year	27,476	30,043	28,678
Mineral assets | Previously reported
Property, plant and equipment
Amount at beginning of the year		28,678
Mineral assets | Cost
Property, plant and equipment
Amount at beginning of the year	84,822	74,769
Amount at end of the year	47,606	84,822	74,769
Mineral assets | Accumulated depreciation and impairment
Property, plant and equipment
Amount at beginning of the year	(54,779)	(46,091)
Amount at end of the year	(20,130)	(54,779)	(46,091)
Assets under construction
Property, plant and equipment
Amount at beginning of the year	27,802	127,764
Additions	14,894	35,730
Additions, to sustain existing operations	13,792	19,017
Additions, to expand operations	1,102	16,713
Net reclassification (to)/from other assets	722	(17)
Reduction in rehabilitation provisions capitalised	(965)
Establishment of joint operation	62
Disposal of business	(31)
Finance costs capitalised	880	3,520
Projects capitalised	(15,952)	(128,492)
Reclassification from/(to) held for sale	(444)
Reclassification to held for sale		(9,497)
Translation of foreign operations	(573)	12,876
Disposals and scrapping	(203)	(655)
Net impairment of property, plant and equipment	(58)	(13,356)
Amount at end of the year	26,134	27,802	127,764
Assets under construction | Previously reported
Property, plant and equipment
Amount at beginning of the year		127,764
Assets under construction | Cost
Property, plant and equipment
Amount at beginning of the year	27,802	127,764
Amount at end of the year	R 26,134	27,802	127,764
Transfer of finance leases on application of IFRS 16
Property, plant and equipment
Amount at beginning of the year		(7,488)
Amount at end of the year			(7,488)
Transfer of finance leases on application of IFRS 16 | Land
Property, plant and equipment
Amount at beginning of the year		(6)
Amount at end of the year			(6)
Transfer of finance leases on application of IFRS 16 | Buildings and improvements
Property, plant and equipment
Amount at beginning of the year		(1,475)
Amount at end of the year			(1,475)
Transfer of finance leases on application of IFRS 16 | Plant, equipment and vehicles
Property, plant and equipment
Amount at beginning of the year		(5,936)
Amount at end of the year			(5,936)
Transfer of finance leases on application of IFRS 16 | Assets under construction
Property, plant and equipment
Amount at beginning of the year		(71)
Amount at end of the year			(71)
After application of IFRS 16
Property, plant and equipment
Amount at beginning of the year		350,094
Amount at end of the year			350,094
After application of IFRS 16 | Land
Property, plant and equipment
Amount at beginning of the year		4,196
Amount at end of the year			4,196
After application of IFRS 16 | Buildings and improvements
Property, plant and equipment
Amount at beginning of the year		13,959
Amount at end of the year			13,959
After application of IFRS 16 | Plant, equipment and vehicles
Property, plant and equipment
Amount at beginning of the year		175,568
Amount at end of the year			175,568
After application of IFRS 16 | Mineral assets
Property, plant and equipment
Amount at beginning of the year		28,678
Amount at end of the year			28,678
After application of IFRS 16 | Assets under construction
Property, plant and equipment
Amount at beginning of the year		R 127,693
Amount at end of the year			R 127,693